Income Tax Expense/(Benefit) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Components of income tax expense

	Year ended December 31,
	2022	2021	2020
		US$ in millions
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$2	$5	$5
Other overseas taxes	1	—	—
Deferred income tax (benefit)/expense	(9)	(2)	11
	$(6)	$3	$16

Effective income tax rate reconciliation
The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the domestic tax rates applicable to the consolidated entities in the respective jurisdictions as follows:

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Loss before income tax	$(1,588)	$(1,045)	$(1,507)
Tax calculated at domestic rates applicable in the respective jurisdictions	(189)	(121)	(174)
Tax effects of :
Income not subject to tax(i)	(231)	(365)	(247)
Expenses not deductible for tax purposes(i), (ii)	265	332	271
Amortization of pre-opening expenses previously not recognized	(1)	(2)	(2)
Origination and reversal of temporary difference, net	(1)	—	5
Tax losses for which no deferred income tax assets were recognized	149	154	158
Lump sum in lieu of Macao complementary tax of dividends	2	5	5
Income tax (benefit)/expense	$(6)	$3	$16

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(i)    For each of the three years ended December 31, 2022, VML was exempt from Macao complementary tax on its gaming activities (see also Note 8(a)). In addition, lease/right-of-use income recorded in VML, VCL and VOL were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above.
    Additionally, for the year ended December 31, 2020, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
(ii)    Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for Sands Macao expired in August 2012, for The Venetian Macao in August 2019, with exception of its casino area which expired in August 2013, and for The Plaza Macao in August 2020. The exemptions for The Londoner Macao, The Parisian Macao and The Grand Suites at Four Seasons will be expiring in December 2027, September 2028 and October 2032, respectively.